Inventories - Continuity of Obsolescence Reserve for Inventory (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 28, 2015	Mar. 29, 2014	Mar. 30, 2013
Inventory Disclosure [Abstract]
Beginning balance	$ 2,514	$ 3,557	$ 4,680
Additional charges	1,545	1,214	1,304
Deductions	(1,313)	(2,257)	(2,427)
Ending balance	$ 2,746	$ 2,514	$ 3,557